INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAXES
Schedule of Components of Tax Benefit (Expense)

	Years ended December 31,
	2017	2018	2019
Income (loss) before income tax
PRC	$2,938,038	$10,535,785	$(10,273,181)
Other jurisdictions	583,861	(5,628,096)	(301,925)

Total	3,521,899	4,907,689	(10,575,106)

Current tax expense
PRC	(11,926)	(553,859)	(9,835)
Other jurisdictions	(222,094)	(351,735)	(839,676)

Subtotal	(234,020)	(905,594)	(849,511)
Deferred tax benefit (expense)
PRC	1,402	748,490	—
Other jurisdictions	(89,450)	345,895	(255,538)

Subtotal	(88,048)	1,094,385	(255,538)

Total income tax benefit (expense)	$(322,068)	$188,791	$(1,105,049)

Schedule of Principal Components of Deferred Income Tax Assets and Liabilities

	At December 31,
	2018	2019
Deferred tax assets:
Accrued expenses	$10,632	$16,304
Net operating losses	5,513,847	8,646,423
Unrealized internal profit	1,094,217	778,566
Allowances for doubtful accounts	—	1,064,027
Cancellation of project assets	—	1,351,336
Impairment loss of assets	—	336,907
Other	27,990	161,033
Total gross deferred tax assets	6,646,686	12,354,596
Valuation allowance on deferred tax assets	(5,535,214)	(11,516,732)
Net deferred tax assets	$1,111,472	$837,864

Schedule of Reconciliation Between the Applicable Statutory Income Tax Rate and the Company's Effective Tax Rate

	Year ended December 31,
	2017	2018	2019
PRC applicable income tax rate	25%	25%	25%
Change in deferred tax valuation allowance	(3)%	47%	(57)%
Preferential tax rate(1)	(24)%	(53)%	7%
Effect of different tax rate of subsidiaries	(4)%	(7)%	16%
Other	15%	(16)%	(1)%
Effective income tax rate	9%	(4)%	(10)%

Schedule of Aggregate Amount and Per Share Effect of the Tax Holiday

The following table sets forth the effect of preferential tax on China operations for the years ended December 31, 2017, 2018 and 2019, respectively:

	Year ended December 31,
	2017	2018	2019

Preferential tax effect(1)	$845,010	$2,609,975	$720,847
(1)

Certain solar power project entities are fully exempted from PRC CIT for three years starting from the year in which such project generates revenue from the sale of electricity and is 50% exempted from PRC CIT for another three years. Besides, certain solar power project entities enjoy the preferential tax policies in connection with the development of the western region of China and are subject to a preferential tax rate of 15%.